FINANCIAL INSTRUMENTS - FAIR VALUES	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement [Abstract]
FINANCIAL INSTRUMENTS - FAIR VALUES	FINANCIAL INSTRUMENTS – FAIR VALUES
The following table shows the carrying amounts, and if applicable, the fair values and measurement categories of the Group’s financial instruments within the meaning of IFRS 7. The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In thousands of USD	Note	Measurement category acc. to IFRS 9	Carrying amount	Fair value1,2	Level in the fair value hierarchy
December 31, 2021
Trade and other receivables1	9A, 9B	AC	64,615	—	-
Employee loans	9A	AC	21,613	22,930	3
Cash and cash equivalents1	12	AC	900,606	—	1
Total financial assets			986,834	—
Trade and other payables1	18	AC	66,970	—	-
Lease liabilities2	15	AC	186,980	—	-
Convertible notes	15	AC	160,203	174,616	3
Embedded derivative	15	FVTPL	118,600	118,601	3
Warrants	16	FVTPL	3,611	3,611	3
Total financial liabilities			536,364	—

Aggregated according to categories in IFRS 9:
Financial assets measured at amortized cost (AC)		AC	986,834	—	1/3
Financial assets measured at fair value through profit or loss (FVTPL)		FVTPL	—	—	-
Financial liabilities measured at amortized cost (AC)		AC	414,153	—	3
Financial liabilities measured at fair value through profit or loss (FVTPL)		FVTPL	122,211	122,212	3
1. The simplification option under IFRS 7.29(a) was used for disclosures of certain fair values where the carrying amount is a reasonable approximation of the instruments fair value.
2. Measurements within the scope of IFRS 16 are exempted from the requirements of IFRS 13 (IFRS 13.6(b))

In thousands of USD	Note	Measurement category acc. to IFRS 9	Carrying amount	Fair value1,2	Level in the fair value hierarchy
December 31, 2020
Trade and other receivables1	9A, 9B	AC	44,735	—	-
RSP loans	9A, 9B, 24	AC	36,811	37,096	3
Cash and cash equivalents1	12	AC	82,314	—	1
Total financial assets			163,860
Trade and other payables1	18	AC	41,924	—	-
Lease liabilities2	15	AC	113,091	—	-
Total financial liabilities			155,015	—

Aggregated according to categories in IFRS 9:
Financial assets measured at amortized cost (AC)		AC	163,860	37,096	1/3
Financial assets measured at fair value through profit or loss (FVTPL)		FVTPL	—	—	-
Financial liabilities measured at amortized cost (AC)		AC	155,015	—	3
Financial liabilities measured at fair value through profit or loss (FVTPL)		FVTPL	—	—	-
1. The simplification option under IFRS 7.29(a) was used for disclosures of certain fair values where the carrying amount is a reasonable approximation of the instruments fair value.
2. Measurements within the scope of IFRS 16 are exempted from the requirements of IFRS 13 (IFRS 13.6(b))

The carrying amounts of trade and other receivables, cash and cash equivalents, loans to executives, and trade and other payables approximate their fair value due to their predominantly short-term nature. The fair values for the convertible note host contract, the embedded derivative, and the warrants have been determined utilizing a professional third-party valuation expert.

It is the Group’s accounting policy to recognize transfers into and out of a level of the fair value hierarchy at the date of the event or change in circumstances that caused the transfer. In the current and in the prior fiscal year there were no transfers between Level 2 and Level 3 of the fair value hierarchy.